Summary of Significant Accounting Policies (Details) $ in Thousands				6 Months Ended		12 Months Ended
	Aug. 05, 2019	Feb. 28, 2019 USD ($)	Feb. 04, 2019 USD ($)	Jun. 30, 2019 USD ($) Customer	Jun. 30, 2018 USD ($) Customer	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($) Customer
Summary of significant accounting policies (Textual)
Cash				$ 847	$ 604	$ 353	$ 763
Number of stock issued, value						1,249	265
Impairment charge						$ 3,761
Equity purchase agreement [Member] | Crown Bridge Partners, LLC [Member] | Subsequent Event [Member]
Summary of significant accounting policies (Textual)
Description of committed to purchase	The Company entered into an Equity Purchase agreement with Crown Bridge Partners, LLC (“Crown”), whereby Crown are committed to purchase up to $10.0 million of new common stock from the Company at the Company’s option during the next three years. The amount is determined by the market value of trades and priced at an 18% discount to average market price. As of today no shares have been sold under the Crown Equity Purchase plan. In coordination with the Equity Purchase agreement the Company entered into a six month loan with Labrys Fund, LP of $180,000 issued at a 10% original issue discount, the Company therefore received net proceeds of $162,000. and an annual coupon rate of 12%.
Customer Lists [Member] | Minimum [Member]
Summary of significant accounting policies (Textual)
Useful life of intangible assets						4 years
Customer Lists [Member] | Maximum [Member]
Summary of significant accounting policies (Textual)
Useful life of intangible assets						5 years
Acquired Technology [Member] | Minimum [Member]
Summary of significant accounting policies (Textual)
Useful life of intangible assets						4 years
Acquired Technology [Member] | Maximum [Member]
Summary of significant accounting policies (Textual)
Useful life of intangible assets						5 years
Software Development Costs [Member]
Summary of significant accounting policies (Textual)
Impairment charge						$ 3,800
Software Development Costs [Member] | Minimum [Member]
Summary of significant accounting policies (Textual)
Useful life of intangible assets						4 years
Software Development Costs [Member] | Maximum [Member]
Summary of significant accounting policies (Textual)
Useful life of intangible assets						5 years
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of significant accounting policies (Textual)
Percentage of concentration risk				76.00%		68.00%	100.00%
Number of customers | Customer				3		3	1
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary of significant accounting policies (Textual)
Percentage of concentration risk				34.00%	82.00%	31.00%	76.00%
Number of customers | Customer				3	1	2	1
Banana Whale Studios PTE Ltd [Member]
Summary of significant accounting policies (Textual)
Number of stock issued, value			$ 2,000
Proceeds from issuance of stock		$ 1,500	$ 1,500
Payment term on issuance of stock			Dec. 31, 2019
Description of impact on issuance of stock			Liquidity is twofold, (i) the immediate increase in cash balances of $1.5 million, and (ii) the ceasing of the investment funding to cover the Banana Whale software development.
Banana Whale Studios PTE Ltd [Member] | Promissory Note [Member]
Summary of significant accounting policies (Textual)
Proceeds from issuance of stock		$ 500